Capital disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Liquidity And Capitalization [Abstract]
Schedule of liquidity and capitalization

As at	Dec 31 2024	Dec 31 2023
Liquidity:
Cash and cash equivalents	$891,910	$458,015
Undrawn credit facility	500,000	300,000
Total liquidity	$1,391,910	$758,015
Capitalization:
Unsecured notes, including current portion	2,273,881	1,985,660
Other limited recourse debt facilities, including current portion	141,054	156,141
Total debt	2,414,935	2,141,801
Non-controlling interests	287,707	242,090
Shareholders’ equity	2,093,559	1,930,927
Total capitalization	$4,796,201	$4,314,818
Total debt to capitalization [1]	50%	50%
Net debt to capitalization [2]	39%	44%
[1]     Total debt (including Other limited recourse debt facilities) divided by total capitalization.
[2] Total debt (including Other limited recourse debt facilities) less cash and cash equivalents divided by total capitalization less cash and cash equivalents.